Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 96.9%
Advertising — 0.1%
Omnicom Group, Inc.	4,012	$297,490
The Interpublic Group of Cos., Inc.	6,992	204,166
		501,656
Aerospace & Defense — 1.6%
General Dynamics Corp.	4,311	782,705
Howmet Aerospace, Inc.*	6,825	219,287
L3Harris Technologies, Inc.	3,819	774,035
Lockheed Martin Corp.	4,462	1,648,709
Northrop Grumman Corp.	2,823	913,636
Raytheon Technologies Corp.	27,866	2,153,206
Teledyne Technologies, Inc.*	700	289,555
The Boeing Co.*	9,956	2,535,992
TransDigm Group, Inc.*	1,004	590,272
		9,907,397
Agriculture — 0.8%
Altria Group, Inc.	34,002	1,739,542
Archer-Daniels-Midland Co.	10,253	584,421
Philip Morris International, Inc.	28,308	2,512,052
		4,836,015
Airlines — 0.3%
Alaska Air Group, Inc.*	2,219	153,577
American Airlines Group, Inc.*	11,517	275,256
Delta Air Lines, Inc.*	11,758	567,676
Southwest Airlines Co.*	10,881	664,394
United Airlines Holdings, Inc.*	5,189	298,575
		1,959,478
Apparel — 0.7%
Hanesbrands, Inc.	6,506	127,973
NIKE, Inc., Class B	22,837	3,034,809
PVH Corp.*	1,321	139,630
Ralph Lauren Corp.*	856	105,425
Tapestry, Inc.*	4,955	204,196
Under Armour, Inc., Class A*	3,386	75,034
Under Armour, Inc., Class C*	3,927	72,492
VF Corp.	5,897	471,288
		4,230,847
Auto Manufacturers — 2.1%
Cummins, Inc.	2,735	708,666
Ford Motor Co.*	70,452	863,037
General Motors Co.*	22,797	1,309,916
PACCAR, Inc.	6,400	594,688
Tesla, Inc.*	13,982	9,338,997
		12,815,304
Auto Parts & Equipment — 0.1%
Aptiv PLC*	5,002	689,776
BorgWarner, Inc.	4,705	218,124
		907,900
Banks — 5.3%
Bank of America Corp.	138,184	5,346,339
Citigroup, Inc.	37,866	2,754,752
Citizens Financial Group, Inc.	7,856	346,842
	Number of Shares	Value†

Banks — (continued)
Comerica, Inc.	2,452	$175,906
Fifth Third Bancorp	12,820	480,109
First Republic Bank	3,151	525,429
Huntington Bancshares, Inc.	18,896	297,045
JPMorgan Chase & Co.	55,603	8,464,445
KeyCorp.	18,264	364,915
M&T Bank Corp.	2,320	351,735
Morgan Stanley	27,575	2,141,475
Northern Trust Corp.	3,744	393,532
Regions Financial Corp.	17,456	360,641
State Street Corp.	6,489	545,141
SVB Financial Group*	965	476,382
The Bank of New York Mellon Corp.	15,097	713,937
The Goldman Sachs Group, Inc.	6,278	2,052,906
The PNC Financial Services Group, Inc.	7,735	1,356,796
Truist Financial Corp.	24,373	1,421,433
US Bancorp	24,815	1,372,518
Wells Fargo & Co.	75,216	2,938,689
Zions Bancorp NA	2,900	159,384
		33,040,351
Beverages — 1.5%
Brown-Forman Corp., Class B	3,268	225,394
Constellation Brands, Inc., Class A	3,118	710,904
Molson Coors Beverage Co., Class B*	3,554	181,787
Monster Beverage Corp.*	6,839	622,965
PepsiCo, Inc.	25,152	3,557,750
The Coca-Cola Co.	70,411	3,711,364
		9,010,164
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	4,064	621,426
Amgen, Inc.	10,583	2,633,156
Biogen, Inc.*	2,828	791,133
Bio-Rad Laboratories, Inc., Class A*	400	228,468
Corteva, Inc.	13,833	644,895
Gilead Sciences, Inc.	22,945	1,482,935
Illumina, Inc.*	2,664	1,023,136
Incyte Corp.*	3,346	271,929
Regeneron Pharmaceuticals, Inc.*	1,890	894,235
Vertex Pharmaceuticals, Inc.*	4,694	1,008,694
		9,600,007
Building Materials — 0.4%
Carrier Global Corp.	15,063	635,960
Fortune Brands Home & Security, Inc.	2,507	240,221
Johnson Controls International PLC	13,292	793,133
Martin Marietta Materials, Inc.	1,114	374,103
Masco Corp.	4,843	290,096
Vulcan Materials Co.	2,472	417,150
		2,750,663
Chemicals — 1.7%
Air Products and Chemicals, Inc.	3,993	1,123,391
Albemarle Corp.	2,159	315,451
Celanese Corp.	2,085	312,354

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
CF Industries Holdings, Inc.	3,956	$179,523
Dow, Inc.	13,774	880,709
DuPont de Nemours, Inc.	9,810	758,117
Eastman Chemical Co.	2,427	267,261
Ecolab, Inc.	4,526	968,881
FMC Corp.	2,351	260,044
International Flavors & Fragrances, Inc.	4,643	648,209
Linde PLC	9,486	2,657,408
LyondellBasell Industries N.V., Class A	4,652	484,041
PPG Industries, Inc.	4,373	657,087
The Mosaic Co.	6,108	193,074
The Sherwin-Williams Co.	1,476	1,089,303
		10,794,853
Commercial Services — 2.3%
Automatic Data Processing, Inc.	7,737	1,458,192
Cintas Corp.	1,608	548,827
Equifax, Inc.	2,202	398,848
FleetCor Technologies, Inc.*	1,510	405,631
Gartner, Inc.*	1,667	304,311
Global Payments, Inc.	5,411	1,090,749
IHS Markit Ltd.	6,909	668,653
MarketAxess Holdings, Inc.	686	341,573
Moody's Corp.	2,947	880,004
Nielsen Holdings PLC	6,921	174,063
PayPal Holdings, Inc.*	21,303	5,173,221
Quanta Services, Inc.	2,481	218,278
Robert Half International, Inc.	2,079	162,308
Rollins, Inc.	4,204	144,702
S&P Global, Inc.	4,360	1,538,513
United Rentals, Inc.*	1,356	446,544
Verisk Analytics, Inc.	3,006	531,130
		14,485,547
Computers — 7.1%
Accenture PLC, Class A	11,621	3,210,301
Apple, Inc.	287,607	35,131,195
Cognizant Technology Solutions Corp., Class A	9,709	758,467
DXC Technology Co.*	4,316	134,918
Fortinet, Inc.*	2,420	446,296
Hewlett Packard Enterprise Co.	23,895	376,107
HP, Inc.	22,436	712,343
International Business Machines Corp.	16,255	2,166,141
Leidos Holdings, Inc.	2,377	228,858
NetApp, Inc.	4,268	310,156
Seagate Technology PLC	3,505	269,009
Western Digital Corp.	5,440	363,120
		44,106,911
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	15,662	1,234,635
The Estee Lauder Cos., Inc., Class A	4,133	1,202,083
The Procter & Gamble Co.	44,799	6,067,129
		8,503,847
	Number of Shares	Value†

Distribution & Wholesale — 0.3%
Copart, Inc.*	3,800	$412,718
Fastenal Co.	10,593	532,616
LKQ Corp.*	4,999	211,608
Pool Corp.	700	241,668
W.W. Grainger, Inc.	848	339,988
		1,738,598
Diversified Financial Services — 4.0%
American Express Co.	11,929	1,687,238
Ameriprise Financial, Inc.	2,133	495,816
BlackRock, Inc.	2,574	1,940,693
Capital One Financial Corp.	8,360	1,063,643
Cboe Global Markets, Inc.	2,047	202,018
CME Group, Inc.	6,499	1,327,291
Discover Financial Services	5,650	536,693
Franklin Resources, Inc.	5,190	153,624
Intercontinental Exchange, Inc.	10,147	1,133,217
Invesco Ltd.	7,349	185,342
Mastercard, Inc., Class A	15,952	5,679,710
Nasdaq, Inc.	2,153	317,481
Raymond James Financial, Inc.	2,190	268,406
Synchrony Financial	9,905	402,737
T. Rowe Price Group, Inc.	4,207	721,921
The Charles Schwab Corp.	27,064	1,764,032
The Western Union Co.	7,491	184,728
Visa, Inc., Class A	30,920	6,546,692
		24,611,282
Electric — 2.5%
Alliant Energy Corp.	4,369	236,625
Ameren Corp.	4,461	362,947
American Electric Power Co., Inc.	9,225	781,357
CenterPoint Energy, Inc.	9,490	214,949
CMS Energy Corp.	5,200	318,344
Consolidated Edison, Inc.	6,152	460,170
Dominion Energy, Inc.	14,520	1,102,939
DTE Energy Co.	3,543	471,715
Duke Energy Corp.	13,880	1,339,836
Edison International	6,854	401,644
Entergy Corp.	3,608	358,888
Evergy, Inc.	4,062	241,811
Eversource Energy	6,332	548,288
Exelon Corp.	18,121	792,613
FirstEnergy Corp.	9,797	339,858
NextEra Energy, Inc.	35,789	2,706,006
NRG Energy, Inc.	4,337	163,635
Pinnacle West Capital Corp.	2,115	172,055
PPL Corp.	13,872	400,068
Public Service Enterprise Group, Inc.	9,344	562,602
Sempra Energy	5,370	711,955
The AES Corp.	12,104	324,508
The Southern Co.	19,094	1,186,883
WEC Energy Group, Inc.	5,828	545,443
Xcel Energy, Inc.	9,739	647,741
		15,392,880

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,235	$540,937
Emerson Electric Co.	10,895	982,947
Generac Holdings, Inc.*	1,107	362,487
		1,886,371
Electronics — 1.3%
Agilent Technologies, Inc.	5,564	707,407
Allegion PLC	1,732	217,574
Amphenol Corp., Class A	11,086	731,343
FLIR Systems, Inc.	2,301	129,937
Fortive Corp.	6,159	435,072
Garmin Ltd.	2,676	352,831
Honeywell International, Inc.	12,622	2,739,858
Keysight Technologies, Inc.*	3,400	487,560
Mettler-Toledo International, Inc.*	442	510,815
TE Connectivity Ltd.	6,129	791,315
Trimble, Inc.*	4,600	357,834
Waters Corp.*	1,107	314,576
		7,776,122
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.*	2,300	372,968
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,302	297,580
Entertainment — 0.1%
Caesars Entertainment, Inc.*	3,669	320,854
Live Nation Entertainment, Inc.*	2,600	220,090
Penn National Gaming, Inc.*	2,612	273,842
		814,786
Environmental Control — 0.2%
Pentair PLC	2,923	182,161
Republic Services, Inc.	3,832	380,709
Waste Management, Inc.	7,095	915,397
		1,478,267
Food — 1.1%
Campbell Soup Co.	3,917	196,908
Conagra Brands, Inc.	8,869	333,474
General Mills, Inc.	11,335	695,062
Hormel Foods Corp.	5,195	248,217
Kellogg Co.	4,558	288,521
Lamb Weston Holdings, Inc.	2,600	201,448
McCormick & Co., Inc.	4,502	401,398
Mondelez International, Inc., Class A	25,533	1,494,447
Sysco Corp.	9,442	743,463
The Hershey Co.	2,752	435,256
The J.M. Smucker Co.	2,060	260,652
The Kraft Heinz Co.	11,714	468,560
The Kroger Co.	14,309	514,981
Tyson Foods, Inc., Class A	5,356	397,951
		6,680,338
Forest Products & Paper — 0.1%
International Paper Co.	7,076	382,599
	Number of Shares	Value†

Gas — 0.1%
Atmos Energy Corp.	2,319	$229,233
NiSource, Inc.	6,920	166,841
		396,074
Hand & Machine Tools — 0.1%
Snap-on, Inc.	994	229,355
Stanley Black & Decker, Inc.	2,949	588,827
		818,182
Healthcare Products — 3.9%
Abbott Laboratories	32,272	3,867,477
ABIOMED, Inc.*	833	265,502
Align Technology, Inc.*	1,331	720,777
Baxter International, Inc.	9,410	793,639
Boston Scientific Corp.*	26,102	1,008,842
Danaher Corp.	11,547	2,598,999
DENTSPLY SIRONA, Inc.	4,008	255,751
Edwards Lifesciences Corp.*	11,360	950,150
Hologic, Inc.*	4,682	348,247
IDEXX Laboratories, Inc.*	1,581	773,599
Intuitive Surgical, Inc.*	2,153	1,590,938
Medtronic PLC	24,689	2,916,512
PerkinElmer, Inc.	2,001	256,708
ResMed, Inc.	2,680	519,974
STERIS PLC	1,600	304,768
Stryker Corp.	5,980	1,456,608
Teleflex, Inc.	826	343,170
The Cooper Cos., Inc.	893	342,992
Thermo Fisher Scientific, Inc.	7,213	3,291,869
Varian Medical Systems, Inc.*	1,713	302,396
West Pharmaceutical Services, Inc.	1,332	375,331
Zimmer Biomet Holdings, Inc.	3,830	613,106
		23,897,355
Healthcare Services — 2.1%
Anthem, Inc.	4,507	1,617,788
Catalent, Inc.*	3,000	315,930
Centene Corp.*	10,748	686,905
DaVita, Inc.*	1,319	142,149
HCA Healthcare, Inc.	4,757	895,933
Humana, Inc.	2,319	972,241
IQVIA Holdings, Inc.*	3,544	684,488
Laboratory Corp. of America Holdings*	1,814	462,624
Quest Diagnostics, Inc.	2,449	314,305
UnitedHealth Group, Inc.	17,200	6,399,604
Universal Health Services, Inc., Class B	1,475	196,750
		12,688,717
Home Builders — 0.3%
D.R. Horton, Inc.	6,008	535,433
Lennar Corp., Class A	4,971	503,214
NVR, Inc.*	63	296,789
PulteGroup, Inc.	4,726	247,831
		1,583,267

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,436	$111,203
Whirlpool Corp.	1,130	248,996
		360,199
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,567	287,780
Church & Dwight Co., Inc.	4,530	395,695
Kimberly-Clark Corp.	6,191	860,859
Newell Brands, Inc.	6,989	187,165
The Clorox Co.	2,304	444,396
		2,175,895
Insurance — 3.4%
Aflac, Inc.	11,886	608,325
American International Group, Inc.	15,958	737,419
Aon PLC, Class A	3,126	719,324
Arthur J. Gallagher & Co.	3,523	439,565
Assurant, Inc.	1,127	159,775
Berkshire Hathaway, Inc., Class B*	34,713	8,868,130
Chubb Ltd.	8,246	1,302,621
Cincinnati Financial Corp.	2,844	293,188
Everest Re Group Ltd.	725	179,662
Globe Life, Inc.	1,873	180,988
Lincoln National Corp.	3,150	196,151
Loews Corp.	4,441	227,734
Marsh & McLennan Cos., Inc.	9,247	1,126,285
MetLife, Inc.	13,918	846,075
Principal Financial Group, Inc.	4,871	292,065
Prudential Financial, Inc.	7,307	665,668
The Allstate Corp.	5,503	632,295
The Hartford Financial Services Group, Inc.	6,415	428,458
The Progressive Corp.	10,668	1,019,967
The Travelers Cos., Inc.	4,695	706,128
Unum Group	4,002	111,376
W.R. Berkley Corp.	2,600	195,910
Willis Towers Watson PLC	3,489	798,562
		20,735,671
Internet — 11.2%
Alphabet, Inc., Class A*	5,486	11,314,985
Alphabet, Inc., Class C*	5,249	10,858,239
Amazon.com, Inc.*	7,787	24,093,601
Booking Holdings, Inc.*	743	1,731,071
CDW Corp.	2,600	430,950
eBay, Inc.	11,577	708,976
Etsy, Inc.*	2,300	463,841
Expedia Group, Inc.*	2,434	418,940
F5 Networks, Inc.*	1,163	242,625
Facebook, Inc., Class A*	43,869	12,920,737
Netflix, Inc.*	8,084	4,217,099
Nortonlifelock, Inc.	10,440	221,954
Twitter, Inc.*	14,715	936,315
VeriSign, Inc.*	1,814	360,551
		68,919,884
	Number of Shares	Value†

Iron & Steel — 0.1%
Nucor Corp.	5,259	$422,140
Leisure Time — 0.1%
Carnival Corp.*	14,891	395,207
Norwegian Cruise Line Holdings Ltd.*	6,012	165,871
Royal Caribbean Cruises Ltd.*	3,857	330,198
		891,276
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.*	5,123	619,473
Las Vegas Sands Corp.*	5,905	358,788
Marriott International, Inc., Class A*	4,931	730,330
MGM Resorts International	7,436	282,494
Wynn Resorts Ltd.*	1,957	245,349
		2,236,434
Machinery — Construction & Mining — 0.4%
Caterpillar, Inc.	9,871	2,288,789
Machinery — Diversified — 0.8%
Deere & Co.	5,692	2,129,605
Dover Corp.	2,703	370,662
IDEX Corp.	1,400	293,048
Ingersoll Rand, Inc.*	6,657	327,591
Otis Worldwide Corp.	7,506	513,786
Rockwell Automation, Inc.	2,142	568,573
Westinghouse Air Brake Technologies Corp.	3,394	268,669
Xylem, Inc.	3,235	340,257
		4,812,191
Media — 2.2%
Charter Communications, Inc., Class A*	2,559	1,578,954
Comcast Corp., Class A	83,574	4,522,189
Discovery, Inc., Class A*	2,889	125,556
Discovery, Inc., Class C*	5,277	194,669
DISH Network Corp., Class A*	4,587	166,049
Fox Corp., Class A	6,068	219,115
Fox Corp., Class B	2,720	95,010
News Corp., Class A	6,937	176,408
News Corp., Class B	2,500	58,650
The Walt Disney Co.*	33,010	6,091,005
ViacomCBS, Inc., Class B	10,467	472,062
		13,699,667
Mining — 0.3%
Freeport-McMoRan, Inc.*	26,208	863,029
Newmont Corp.	14,628	881,630
		1,744,659
Miscellaneous Manufacturing — 1.3%
3M Co.	10,472	2,017,745
A.O. Smith Corp.	2,467	166,794
Eaton Corp. PLC	7,260	1,003,913
General Electric Co.	159,897	2,099,447
Illinois Tool Works, Inc.	5,252	1,163,423
Parker-Hannifin Corp.	2,384	751,985

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Textron, Inc.	4,198	$235,424
Trane Technologies PLC	4,434	734,093
		8,172,824
Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A*	1,000	485,180
Oil & Gas — 2.3%
APA Corp.	7,042	126,052
Cabot Oil & Gas Corp.	7,012	131,685
Chevron Corp.	35,054	3,673,309
ConocoPhillips	24,533	1,299,513
Devon Energy Corp.	11,002	240,394
Diamondback Energy, Inc.	2,900	213,121
EOG Resources, Inc.	10,770	781,148
Exxon Mobil Corp.	77,035	4,300,864
Hess Corp.	4,940	349,554
HollyFrontier Corp.	2,881	103,082
Marathon Oil Corp.	13,811	147,502
Marathon Petroleum Corp.	12,004	642,094
Occidental Petroleum Corp.	15,651	416,630
Phillips 66	8,071	658,109
Pioneer Natural Resources Co.	3,760	597,163
Valero Energy Corp.	7,377	528,193
		14,208,413
Oil & Gas Services — 0.2%
Baker Hughes Co.	12,203	263,707
Halliburton Co.	15,860	340,356
NOV, Inc.*	7,110	97,549
Schlumberger Ltd.	25,694	698,620
		1,400,232
Packaging and Containers — 0.2%
Amcor PLC	29,432	343,766
Ball Corp.	6,036	511,491
Packaging Corp. of America	1,747	234,936
Sealed Air Corp.	2,786	127,654
Westrock Co.	4,676	243,386
		1,461,233
Pharmaceuticals — 5.2%
AbbVie, Inc.	32,139	3,478,083
AmerisourceBergen Corp.	2,666	314,775
Becton Dickinson and Co.	5,303	1,289,424
Bristol-Myers Squibb Co.	41,080	2,593,380
Cardinal Health, Inc.	5,242	318,451
Cigna Corp.	6,364	1,538,433
CVS Health Corp.	23,747	1,786,487
Dexcom, Inc.*	1,774	637,558
Eli Lilly and Co.	14,564	2,720,846
Henry Schein, Inc.*	2,784	192,764
Johnson & Johnson	48,012	7,890,772
McKesson Corp.	2,994	583,950
Merck & Co., Inc.	46,056	3,550,457
Perrigo Co. PLC	2,383	96,440
Pfizer, Inc.	101,190	3,666,114
	Number of Shares	Value†

Pharmaceuticals — (continued)
Viatris, Inc.*	21,779	$304,253
Zoetis, Inc.	8,691	1,368,659
		32,330,846
Pipelines — 0.2%
Kinder Morgan, Inc.	35,950	598,568
ONEOK, Inc.	8,094	410,042
The Williams Cos., Inc.	22,374	530,040
		1,538,650
Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,243	493,884
Retail — 5.2%
Advance Auto Parts, Inc.	1,220	223,858
AutoZone, Inc.*	395	554,699
Best Buy Co., Inc.	4,236	486,335
CarMax, Inc.*	2,935	389,357
Chipotle Mexican Grill, Inc.*	520	738,826
Costco Wholesale Corp.	8,059	2,840,636
Darden Restaurants, Inc.	2,363	335,546
Dollar General Corp.	4,508	913,411
Dollar Tree, Inc.*	4,377	500,992
Domino's Pizza, Inc.	723	265,912
Genuine Parts Co.	2,712	313,480
L Brands, Inc.*	4,435	274,349
Lowe's Cos., Inc.	13,374	2,543,467
McDonald's Corp.	13,666	3,063,097
O'Reilly Automotive, Inc.*	1,255	636,599
Ross Stores, Inc.	6,405	768,024
Starbucks Corp.	21,426	2,341,219
Target Corp.	9,080	1,798,476
The Gap, Inc.*	3,512	104,587
The Home Depot, Inc.	19,584	5,978,016
The TJX Cos., Inc.	21,965	1,452,985
Tractor Supply Co.	2,086	369,389
Ulta Beauty, Inc.*	1,059	327,411
Walgreens Boots Alliance, Inc.	13,289	729,566
Walmart, Inc.	25,233	3,427,398
Yum! Brands, Inc.	5,581	603,753
		31,981,388
Savings & Loans — 0.0%
People's United Financial, Inc.	7,929	141,929
Semiconductors — 5.5%
Advanced Micro Devices, Inc.*	22,041	1,730,218
Analog Devices, Inc.	4,850	752,138
Applied Materials, Inc.	16,576	2,214,554
Broadcom, Inc.	7,363	3,413,928
Intel Corp.	73,887	4,728,768
IPG Photonics Corp.*	667	140,697
KLA Corp.	2,814	929,746
Lam Research Corp.	2,583	1,537,505
Maxim Integrated Products, Inc.	8,479	774,726
Microchip Technology, Inc.	4,824	748,781
Micron Technology, Inc.*	20,379	1,797,632

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Monolithic Power Systems, Inc.	800	$282,568
NVIDIA Corp.	11,284	6,024,866
NXP Semiconductors N.V.	4,991	1,004,888
Qorvo, Inc.*	2,048	374,170
QUALCOMM, Inc.	20,662	2,739,575
Skyworks Solutions, Inc.	3,074	564,017
Teradyne, Inc.	3,000	365,040
Texas Instruments, Inc.	16,836	3,181,836
Xilinx, Inc.	4,535	561,886
		33,867,539
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	741	152,535
Software — 9.5%
Activision Blizzard, Inc.	13,986	1,300,698
Adobe, Inc.*	8,736	4,152,832
Akamai Technologies, Inc.*	3,096	315,482
ANSYS, Inc.*	1,586	538,542
Autodesk, Inc.*	4,012	1,111,926
Broadridge Financial Solutions, Inc.	2,102	321,816
Cadence Design Systems, Inc.*	5,170	708,238
Cerner Corp.	5,603	402,744
Citrix Systems, Inc.	2,201	308,932
Electronic Arts, Inc.	5,369	726,802
Fidelity National Information Services, Inc.	11,351	1,596,064
Fiserv, Inc.*	10,405	1,238,611
Intuit, Inc.	4,961	1,900,361
Jack Henry & Associates, Inc.	1,400	212,408
Microsoft Corp.	137,453	32,407,294
MSCI, Inc.	1,506	631,436
Oracle Corp.	33,629	2,359,747
Paychex, Inc.	5,925	580,768
Paycom Software, Inc.*	900	333,054
Roper Technologies, Inc.	1,949	786,110
salesforce.com, Inc.*	16,657	3,529,119
ServiceNow, Inc.*	3,499	1,749,885
Synopsys, Inc.*	2,818	698,244
Take-Two Interactive Software, Inc.*	2,101	371,247
Tyler Technologies, Inc.*	734	311,605
		58,593,965
Telecommunications — 2.5%
Arista Networks, Inc.*	972	293,437
AT&T, Inc.	129,762	3,927,896
Cisco Systems, Inc.	76,940	3,978,567
Corning, Inc.	14,043	611,011
Juniper Networks, Inc.	5,811	147,192
Lumen Technologies, Inc.	17,500	233,625
Motorola Solutions, Inc.	3,135	589,537
T-Mobile USA, Inc.*	10,741	1,345,740
Verizon Communications, Inc.	75,371	4,382,824
		15,509,829
Textiles — 0.0%
Mohawk Industries, Inc.*	1,128	216,926
	Number of Shares	Value†

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	$218,192
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	2,589	247,068
CSX Corp.	13,968	1,346,795
Expeditors International of Washington, Inc.	3,212	345,900
FedEx Corp.	4,406	1,251,480
J.B. Hunt Transport Services, Inc.	1,592	267,567
Kansas City Southern	1,682	443,914
Norfolk Southern Corp.	4,636	1,244,859
Old Dominion Freight Line, Inc.	1,730	415,909
Union Pacific Corp.	12,252	2,700,463
United Parcel Service, Inc., Class B	13,052	2,218,710
		10,482,665
Water — 0.1%
American Water Works Co., Inc.	3,343	501,183
TOTAL COMMON STOCKS (Cost $279,736,113)		598,310,544

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,525	465,888
Equity Residential	6,174	442,243
Essex Property Trust, Inc.	1,221	331,916
Mid-America Apartment Communities, Inc.	2,116	305,466
UDR, Inc.	5,274	231,318
		1,776,831
Diversified — 1.1%
American Tower Corp.	8,058	1,926,346
Crown Castle International Corp.	7,964	1,370,843
Digital Realty Trust, Inc.	5,193	731,382
Duke Realty Corp.	6,867	287,933
Equinix, Inc.	1,625	1,104,334
SBA Communications Corp.	1,947	540,390
Vornado Realty Trust	2,813	127,682
Weyerhaeuser Co.	13,744	489,286
		6,578,196
Healthcare — 0.2%
Healthpeak Properties, Inc.	9,763	309,878
Ventas, Inc.	6,740	359,512
Welltower, Inc.	7,702	551,694
		1,221,084
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.*	12,690	213,827
Industrial — 0.2%
Prologis, Inc.	13,523	1,433,438
Office Property — 0.1%
Alexandria Real Estate Equities, Inc.	2,237	367,539

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — (continued)
Boston Properties, Inc.	2,616	$264,896
		632,435
Regional Malls — 0.1%
Simon Property Group, Inc.	6,008	683,530
Single Tenant — 0.1%
Realty Income Corp.	6,340	402,590
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,412	319,711
Iron Mountain, Inc.	5,224	193,340
Public Storage	2,819	695,616
		1,208,667
Strip Centers — 0.1%
Federal Realty Investment Trust	1,233	125,088
Kimco Realty Corp.	8,160	153,000
Regency Centers Corp.	3,024	171,491
		449,579
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,619,370)		14,600,177

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $5,215,269)	5,215,269	$5,215,269
TOTAL INVESTMENTS — 100.1% (Cost $294,570,752)		$618,125,990
Other Assets & Liabilities — (0.1)%		(837,703)
TOTAL NET ASSETS — 100.0%		$617,288,287

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
S&P— Standards & Poor's

Futures contracts held by the Fund at March 31, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini S&P 500 Index	06/18/2021	32	50	$3,967	$6,347,840	$81,135	$—
							$81,135	$—